Equity	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Equity

NOTE 4 – EQUITY

In February 2014, on a one to one basis, Class A and Class B member unit owners of Nanofilm exchanged their respective units into Class A common stock and Class B common stock, respectively, of Nanoholding, respectively. Similar to Nanofilm’s Class A and Class B member unit owners voting rights, holder of the Company’s Class A Common Stock shall be entitled to one vote in person or by proxy for each share of Class A Common Stock held by such holder and every holder of Class B Common Stock shall be entitled to one hundred votes in person or by proxy for each share of Class B Common Stock held by such holder.